Digital assets	12 Months Ended
Dec. 31, 2025
Digital assets
Digital assets

7.Digital assets

	As of
	January 1,	As of December 31,
	2024	2024	2025
Digital assets held on exchange institution	—	4,832	45,958

The following table sets forth the fair values of digital assets held by the Group as of January 1, 2024 and December 31, 2024 and 2025:

	As of
	January 1,	As of December 31,
	2024	2024	2025

Bitcoin (“BTC”)	—	2,064	7,883
Ethereum (“ETH”)	—	743	5,937
USD Tether (“USDT”)	—	10	19,081
USDC	—	1,827	12,449
Others (Note)	—	188	608
	—	4,832	45,958

Note:

Others mainly consist of “XRP”, “ADA”, “BCH”, “ADA”, “DOT”, “BNB”, “TRX” and “SOL”, no other crypto asset individually representing more than 5% of the total.